Long-term debt (Schedule of borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total debt	$ 1,184,162	$ 1,180,274
Senior unsecured notes [Member]
Disclosure of detailed information about borrowings [line items]
Total debt	1,188,132	1,185,805	$ 1,139,695
Unamortized transaction costs - revolving credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Less: Unamortized transaction costs - revolving credit facilities	$ (3,970)	$ (5,531)	$ (4,020)